Equity Method Investments	12 Months Ended
Mar. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
12. Equity method investments
Equity method investments at March 31, 2024 and 2025 consists of the following:

	Millions of yen
	2024	2025
Investment in corporate entities	¥1,002,560	¥973,795
Investment in real estate joint ventures	124,537	137,274
Investment in partnerships and other investments	186,790	208,946

	¥1,313,887	¥1,320,015

Certain equity method investees are listed on stock exchanges. The aggregate investment in and quoted market value of those equity method investees amounted to ¥163,074 million and ¥157,932 million, respectively, as of March 31, 2024 and ¥107,524 million and ¥107,466 million, respectively, as of March 31, 2025.
In fiscal 2023, 2024 and 2025, the Company and its subsidiaries received dividends from equity method investees of ¥25,574 million, ¥25,820 million and ¥30,151 million, respectively.
In the Company’s consolidated balance sheets, the book value of equity method investments over the underlying equity in the net assets of such equity method investees as of date of the most recent available financial statements of the investees were ¥144,709 million and ¥127,779 million as of March 31, 2024 and 2025, respectively. The basis differences mainly consist of goodwill and fair value adjustments for fixed assets. The basis differences would be amortized and adjusted for impairment, if any, and the changes in the differences are included in equity in net income (loss) of equity method investments.

Companies comprising
a significant portion of investment in corporate entities were Kansai Airports (40% of equity share), ORIX Credit Corporation (
whi
ch
 changed its name to DOCOMO Finance, Inc on April 1, 2025) (34% of equity share) and Avolon Holdings Limited (30% of equity share) as of March 31, 2024 and 2025.
Combined and condensed information relating to the equity method investees for fiscal 2023, 2024 and 2025 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2023	2024	2025
Operations:
Total revenues	¥1,792,981	¥2,871,734	¥5,799,502
Income before income taxes	(372,994)	266,966	607,503
Net income	(432,618)	198,006	420,757

Financial position:
Total assets	¥19,563,071	¥26,689,362	¥28,275,250
Total liabilities	12,379,335	17,178,962	18,861,607
Total equity	7,183,736	9,510,400	9,413,643
For information about significant transactions between the Company and its subsidiaries, and equity method investees except as described above, see Note 7 “Installment Loans” and Note 31 “Commitments, Guarantees and Contingent Liabilities.”